Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 46,108	$ 35,760
Gross unrealized gains	115	76
Gross unrealized losses on FVOCI securities	27	(188)
Financial assets measured at fair value through other comprehensive income	46,196	35,648
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	533	468
Gross unrealized gains	100	114
Gross unrealized losses on FVOCI securities	(31)	(20)
Financial assets measured at fair value through other comprehensive income	602	562
Unrealized gain losses on available for sale securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	46,641	36,228
Gross unrealized gains	215	190
Gross unrealized losses on FVOCI securities	(58)	(208)
Financial assets measured at fair value through other comprehensive income	46,798	36,210
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Canadian federal government [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,842	6,608
Gross unrealized gains	12	15
Gross unrealized losses on FVOCI securities	(3)	(3)
Financial assets measured at fair value through other comprehensive income	10,851	6,620
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Other canadian governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,252	9,220
Gross unrealized gains	22	31
Gross unrealized losses on FVOCI securities	(3)	(2)
Financial assets measured at fair value through other comprehensive income	12,271	9,249
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | U.S. Treasury and agencies [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	9,353	7,824
Gross unrealized gains	25	7
Gross unrealized losses on FVOCI securities	(7)	(89)
Financial assets measured at fair value through other comprehensive income	9,371	7,742
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Other foreign governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,318	3,997
Gross unrealized gains	25	16
Gross unrealized losses on FVOCI securities	(7)	(17)
Financial assets measured at fair value through other comprehensive income	5,336	3,996
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Mortgage backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	2,688	3,476
Gross unrealized gains	15	5
Gross unrealized losses on FVOCI securities	(4)	(51)
Financial assets measured at fair value through other comprehensive income	2,699	3,430
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Asset backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	47	68
Financial assets measured at fair value through other comprehensive income	47	68
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Corporate debt [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,608	4,567
Gross unrealized gains	16	2
Gross unrealized losses on FVOCI securities	(3)	(26)
Financial assets measured at fair value through other comprehensive income	5,621	4,543
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	40	34
Gross unrealized gains	15	14
Gross unrealized losses on FVOCI securities	(9)	(5)
Financial assets measured at fair value through other comprehensive income	46	43
Unrealized gain losses on available for sale securities [member] | IFRS9 [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	493	434
Gross unrealized gains	85	100
Gross unrealized losses on FVOCI securities	(22)	(15)
Financial assets measured at fair value through other comprehensive income	$ 556	$ 519